DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, Business Combination (Details) - USD ($)		1 Months Ended
	Jan. 12, 2021	Feb. 28, 2021	Dec. 31, 2020	Oct. 18, 2020	Dec. 31, 2019	Aug. 05, 2019
Business Combination [Abstract]
Exercise price of warrant (in dollars per share)			$ 11.50
Class A Common Stock [Member]
Business Combination [Abstract]
Common Stock, Value, Subscriptions				$ 200,000,000
Common stock subscriptions (in dollars per share)				$ 10.00
Common stock subscriptions (in shares)				20,000,000
Common stock, par value (in dollars per share)			$ 0.0001		$ 0.0001
Common stock, shares outstanding (in shares)			1,636,173		1,138,051
Class B Common Stock [Member]
Business Combination [Abstract]
Number of shares forfeited (in shares)						218,750
Common stock, par value (in dollars per share)			$ 0.0001		$ 0.0001
Common stock, shares outstanding (in shares)			6,250,000		6,250,000
Class C Common Stock [Member]
Business Combination [Abstract]
Common stock, par value (in dollars per share)			$ 0.0001		$ 0.0001
Common stock, shares outstanding (in shares)			0		0
Sponsor [Member] | Subsequent Event [Member]
Business Combination [Abstract]
Vesting share earned (in shares)		2,375,000
Sponsor [Member] | Class A Common Stock [Member] | Subsequent Event [Member]
Business Combination [Abstract]
Contingent consideration (in shares)	$ 1,875,000
Contingent period post business combination for achieving certain market share price milestones	5 years
Nonvested shares issued (in shares)	500,000
Vesting period	5 years
Sponsor [Member] | Class B Common Stock [Member] | Subsequent Event [Member]
Business Combination [Abstract]
Number of shares forfeited (in shares)	1,250,000
Billtrust [Member] | Subsequent Event [Member]
Business Combination [Abstract]
Aggregate consideration	$ 1,189,502,229
Consideration in cash	$ 90,061,329
Billtrust [Member] | Warrant [Member] | Subsequent Event [Member]
Business Combination [Abstract]
Number of rights reclassified into new shares (in shares)	1
Exercise price of warrant (in dollars per share)	$ 11.50
Billtrust [Member] | Class A Common Stock and Class C Common Stock [Member] | Subsequent Event [Member]
Business Combination [Abstract]
Equity consideration	$ 1,099,440,900
Equity consideration in shares (in shares)	109,944,090
Share price (in dollars per share)	$ 10.00
Billtrust [Member] | Class A Common Stock and Class C Common Stock [Member] | Maximum [Member] | Subsequent Event [Member]
Business Combination [Abstract]
Contingent consideration (in shares)	$ 12,000,000
Contingent period post business combination for achieving certain market share price milestones	5 years
Billtrust [Member] | Class A Common Stock [Member] | Subsequent Event [Member]
Business Combination [Abstract]
Number of new shares called by each right (in shares)	1
Billtrust [Member] | Class C Common Stock [Member] | Subsequent Event [Member]
Business Combination [Abstract]
Number of rights reclassified into new shares (in shares)	1
Billtrust [Member] | Class 1 Common Stock [Member] | Subsequent Event [Member]
Business Combination [Abstract]
Common stock, shares outstanding (in shares)	138,724,644
Common stock, shares subject to vesting and forfeiture (in shares)	2,375,000
Warrants outstanding (in shares)	12,500,000
Billtrust [Member] | Class 2 Common Stock [Member] | Subsequent Event [Member]
Business Combination [Abstract]
Number of new shares called by each right (in shares)	1
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares outstanding (in shares)	6,537,735
South Mountain [Member] | Class A Common Stock [Member] | Subsequent Event [Member]
Business Combination [Abstract]
Number of rights reclassified into new shares (in shares)	1